Long Term Investments	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Long Term Investments
5.	LONG TERM INVESTMENTS

	As of December 31,
	2016	2017
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	$4,191	$7,419
Beijing Autobot Venture Capital L.P. (ii)	6,736	8,478
Hangzhou Aqua Ventures Investment Management L.P. (iii)	9,187	12,986
Others (iv)	2,718	3,188

Cost method investments
Hunan Qindao Cultural Spread Ltd. (v)	—	4,611
Others (iv)	1,834	7,655

Available-for-sale investments
Xish International Limited (vi)	4,386	—
Hunan Qindao Cultural Spread Ltd. (v)	2,880	—

	$31,932	$44,337

The Group performed impairment analysis for equity method investments and cost method investments. Impairment loss of $nil, $186 and $nil was recorded for equity method investments during the years ended December 31, 2015, 2016 and 2017, respectively. Impairment loss of $nil, $965 and $nil was recorded for cost method investments during the years ended December 31, 2015, 2016 and 2017, respectively.

(i)	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for $4,744, which had been paid as of December 31, 2017. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2016 and 2017. The Group recognized its share of partnership profit in Jingwei of $366, $633 and $1,717 during the year ended December 31, 2015, 2016 and 2017, respectively.

(ii)	On February 13, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Beijing Autobot Venture Capital L.P. (“Autobot”). According to the partnership agreement, the Group committed to subscribe 31.9% partnership interest in Autobot for $4,823. Autobot had further rounds of financing, of which the Group subscribed for $1,529. Due to Autobot’s further round of financing, the Group’s partnership interest was diluted to 26.7% as of December 31, 2016 and 2017. The committed subscription and further round of financing subscription amount, $6,352, was paid as of December 31, 2016. The Group recognized its share of partnership profit in Autobot of $274, $771 and $1,239 during the year ended December 31, 2015, 2016 and 2017, respectively.

(iii)	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for $7,930. The committed subscription amount had been fully paid as of December 31, 2016. The Group recognized its share of partnership profit in Aqua of $89, $2,134 and $3,088 during the years ended December 31, 2015, 2016 and 2017, respectively.

(iv)	Others represent equity method investments or cost method investments that are individually insignificant.

(v)	On June 8, 2016, the Group entered into a share purchase agreement to acquire 16.0% preferred shares of Hunan Qindao Cultural Spread Ltd. (“Qindao”) for a total consideration of $4,441, which was fully paid off as of December 31, 2017. The investment was classified as available-for-sale security as the Group determined that the preferred shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. No unrealized holding gains was reported in other comprehensive income for the year ended December 31, 2016. On July 7, 2017, the Group signed a supplemental agreement with Qindao to waive the redemption right. The investment was reclassified to cost method investment as a result of the supplemental agreement. The Group recorded $nil of accumulated unrealized holding gain through earnings.

(vi)	On January 21, 2016, the Group entered into a preferred share subscription agreement to acquire 17.3% equity of Xish International Limited (“Xish”) for a total consideration of $9,000, which had been paid as of December 31, 2016. The investment was classified as available-for-sale security as the Group determined that the preferred shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. The Group recognized an impairment loss of $4,614 and $4,386 during the year ended December 31, 2016 and 2017, respectively. Please refer to Note 9 for additional information on the fair value measurement related to the impairment loss.